UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-6377

Dreyfus Municipal Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	08/31
Date of reporting period:	05/31/13

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus AMT-Free Municipal Bond Fund
May 31, 2013 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--96.5%	Rate (%)	Date	Amount ($)	Value ($)
Alabama--.3%
Birmingham Water Works Board,
Water Revenue	5.00	1/1/23	1,395,000	1,610,039
Jefferson County,
Limited Obligation School
Warrants	5.00	1/1/24	1,000,000	992,420
Arizona--.7%
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.63	7/1/38	3,750,000	3,683,063
Salt River Project Agricultural
Improvement and Power
District, COP (Desert Basin
Independent Trust) (Insured;
National Public Finance
Guarantee Corp.)	5.00	12/1/18	2,700,000	2,761,371
Arkansas--.1%
Arkansas Development Finance
Authority, Construction
Revenue (Public Health
Laboratory Project) (Insured;
AMBAC)	5.00	12/1/17	1,025,000	1,048,452
California--7.7%
California,
Economic Recovery Bonds	5.00	7/1/20	3,000,000	3,564,120
California,
GO	5.25	10/1/16	295,000	299,820
California,
GO (Various Purpose)	5.25	3/1/30	2,500,000	2,878,375
California,
GO (Various Purpose)	5.75	4/1/31	6,700,000	7,797,795

California,
GO (Various Purpose)	5.50	11/1/35	3,575,000		4,184,680
California,
GO (Various Purpose)	6.00	11/1/35	3,000,000		3,619,830
California State Public Works
Board, LR (Coalinga State
Hospital)	5.00	6/1/25	8,325,000		9,552,771
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	5.00	4/1/42	5,000,000		5,432,700
California Statewide Communities
Development Authority, Revenue
(The Salk Institute for
Biological Studies) (Insured;
National Public Finance
Guarantee Corp.)	5.00	7/1/24	1,880,000		2,006,430
Glendale Community College
District, GO (Insured;
National Public Finance
Guarantee Corp.)	0.00	8/1/21	1,520,000	a	1,204,904
Glendora Unified School District,
GO (Insured; National Public
Finance Guarantee Corp.)	0.00	8/1/27	2,000,000	a	1,121,560
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	1,500,000		1,475,520
Los Angeles,
Wastewater System Revenue	5.75	6/1/34	2,500,000		3,003,300
Los Angeles Harbor Department,
Revenue	5.25	8/1/25	3,500,000		4,158,105
Pajaro Valley Unified School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	8/1/26	1,500,000	a	894,990
Placer Union High School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/27	4,110,000	a	2,235,511
Sacramento County,
Airport System Senior Revenue	5.30	7/1/27	2,000,000		2,292,040
Sacramento County,

Airport System Senior Revenue	5.38	7/1/28	2,000,000		2,302,760
San Diego County Regional
Transportation Commission,
Sales Tax Revenue	5.00	4/1/20	1,000,000		1,225,410
San Francisco City and County
Public Utilities Commission,
San Francisco Water Revenue	5.00	11/1/27	3,280,000		3,802,045
San Juan Unified School District,
GO (Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.25	8/1/13	1,425,000	b	1,436,956
Tustin Unified School District,
Community Facilities District
Number 97-1, Senior Lien
Special Tax Bonds (Insured;
Assured Guaranty Municipal
Corp.)	0.00	9/1/21	1,615,000	a	1,220,375
University of California Regents,
General Revenue	5.00	5/15/23	2,000,000		2,479,140
University of California Regents,
General Revenue	5.75	5/15/31	2,000,000		2,393,640
Walnut Valley Unified School
District, GO (Insured; FGIC)	6.50	8/1/19	1,765,000		1,783,285
West Sacramento Redevelopment
Agency, Tax Allocation Revenue
(West Sacramento Redevelopment
Project) (Insured; National
Public Finance Guarantee Corp.)	4.75	9/1/16	800,000		805,112
Colorado--1.6%
Black Hawk,
Device Tax Revenue	5.00	12/1/14	500,000		520,545
Black Hawk,
Device Tax Revenue	5.00	12/1/18	600,000		621,510
Colorado Educational and Cultural
Facilities Authority, Charter
School Revenue (American
Academy Project)	8.00	12/1/40	1,000,000		1,201,630
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)	6.25	10/1/33	1,200,000		1,431,768

E-470 Public Highway Authority,
Senior Revenue	5.38	9/1/26	1,000,000	1,106,940
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	9/1/24	2,000,000	2,159,700
Metro Wastewater Reclamation
District, Sewer Improvement
Revenue	5.00	4/1/17	2,000,000	2,318,560
Regional Transportation District
of Colorado, Sales Tax Revenue
(FasTracks Project)	5.00	11/1/28	5,040,000	5,913,382
Delaware--.3%
Delaware,
GO	5.00	10/1/16	2,500,000	2,870,050
District of Columbia--.8%
Metropolitan Washington Airports
Authority, Airport System
Revenue	5.00	10/1/35	4,000,000	4,438,160
Washington Metropolitan Area
Transit Authority, Gross
Transit Revenue	5.25	7/1/29	1,750,000	2,010,190
Washington Metropolitan Area
Transit Authority, Gross
Transit Revenue	5.13	7/1/32	1,000,000	1,119,400
Florida--4.1%
Broward County,
Airport System Revenue	5.38	10/1/29	2,535,000	2,851,013
Broward County Educational
Facilities Authority,
Educational Facilities Revenue
(Nova Southeastern University
Project) (Insured; Assured
Guaranty Municipal Corp.)	5.00	4/1/36	1,800,000	1,863,036
Citizens Property Insurance
Corporation, Coastal Account
Senior Secured Revenue	5.00	6/1/19	3,000,000	3,526,440
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	5.25	6/1/17	1,255,000	1,451,483

Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	5.50	6/1/17	2,000,000		2,332,580
Citizens Property Insurance
Corporation, Personal Lines
Account/Commercial Lines
Account Senior Secured Revenue	5.00	6/1/21	3,535,000		4,165,255
Florida Department of Corrections,
COP (Okeechobee Correctional
Institution) (Insured; AMBAC)	5.00	3/1/15	1,000,000		1,066,290
Florida Municipal Power Agency,
All-Requirements Power Supply
Project Revenue	6.25	10/1/31	3,260,000		3,835,977
Lee County,
Transportation Facilities
Revenue (Sanibel Bridges and
Causeway Project) (Insured;
Assured Guaranty Corporation)	5.00	10/1/22	1,820,000		1,998,779
Miami-Dade County Educational
Facilities Authority, Revenue
(University of Miami Issue)	5.75	4/1/28	1,250,000		1,374,013
Miami-Dade County Expressway
Authority, Toll System Revenue	5.00	7/1/23	5,000,000		5,870,300
Orlando-Orange County Expressway
Authority, Revenue	5.00	7/1/30	2,620,000		2,884,437
Pinellas County Health Facilities
Authority, Health System
Revenue (BayCare Health System
Issue) (Insured; National
Public Finance Guarantee Corp.)	0.24	11/15/23	2,250,000	c	2,124,225
Saint Johns County Industrial
Development Authority, Revenue
(Presbyterian Retirement
Communities Project)	5.88	8/1/40	1,000,000		1,101,700
University of Central Florida,
COP (University of Central
Florida Convocation
Corporation Master Lease
Program) (Insured; National
Public Finance Guarantee Corp.)	5.00	10/1/18	1,765,000		1,847,973

Georgia--2.8%
Atlanta,
Airport General Revenue	5.00	1/1/20	5,000,000	5,970,200
Atlanta,
Water and Wastewater Revenue	6.00	11/1/26	1,640,000	1,998,684
Atlanta,
Water and Wastewater Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.50	11/1/18	1,200,000	1,455,048
Carrollton Payroll Development
Authority, RAC (University of
West Georgia Athletic Complex,
LLC Project)	6.25	6/15/34	3,895,000	4,597,074
Georgia Higher Education
Facilities Authority, Revenue
(USG Real Estate Foundation I,
LLC Project) (Insured; Assured
Guaranty Municipal Corp.)	5.63	6/15/38	2,000,000	2,260,360
Gwinnett County School District,
GO Sales Tax Bonds	4.00	10/1/16	2,875,000	3,199,616
Municipal Electric Authority of
Georgia, GO (Project One
Subordinated Bonds)	5.00	1/1/21	5,000,000	5,994,050
Savannah Economic Development
Authority, Revenue (Armstrong
Atlantic State University
Student Union, LLC Project)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	6/15/32	1,240,000	1,323,750
Idaho--1.0%
Boise-Kuna Irrigation District,
Revenue (Arrowrock
Hydroelectric Project)	7.38	6/1/40	5,600,000	6,452,936
Idaho Health Facilities Authority,
Revenue (Trinity Health Credit
Group)	6.13	12/1/28	2,500,000	2,964,275
Illinois--4.6%
Chicago,
General Airport Third Lien
Revenue (Chicago O'Hare

International Airport)
(Insured; AMBAC)	5.00	1/1/19	2,400,000	2,637,408
Chicago,
General Airport Third Lien
Revenue (Chicago O'Hare
International Airport)
(Insured; National Public
Finance Guarantee Corp.)	5.25	1/1/17	3,580,000	4,108,086
Chicago,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/17	2,500,000	2,673,275
Chicago Board of Education,
Unlimited Tax GO (Dedicated
Revenues)	5.25	12/1/25	2,500,000	2,783,025
Huntley,
Special Service Area Number
Nine, Special Tax Bonds
(Insured; Assured Guaranty
Municipal Corp.)	5.10	3/1/28	3,500,000	3,933,440
Illinois,
GO	5.00	1/1/16	2,850,000	3,126,564
Illinois,
GO	5.00	8/1/24	1,000,000	1,112,220
Illinois Finance Authority,
Revenue (Edward Hospital
Obligated Group) (Insured;
AMBAC)	6.00	2/1/28	750,000	830,212
Illinois Finance Authority,
Revenue (Edward Hospital
Obligated Group) (Insured;
AMBAC)	6.25	2/1/33	500,000	554,950
Illinois Finance Authority,
Revenue (Sherman Health
Systems)	5.50	8/1/37	1,000,000	1,081,900
Illinois Finance Authority,
Revenue (The Carle Foundation)	5.00	8/15/16	2,200,000	2,451,812
Illinois Health Facilities
Authority, Revenue
(Delnor-Community Hospital)
(Insured; Assured Guaranty

Municipal Corp.)	5.25	5/15/27	6,000,000	6,515,040
Metropolitan Pier and Exposition
Authority, Revenue (McCormick
Place Expansion Project)	5.00	6/15/42	3,500,000	3,800,580
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	5.50	6/1/23	3,100,000	3,708,902
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	6.00	6/1/28	3,600,000	4,299,480
Iowa--.6%
Iowa Finance Authority,
Midwestern Disaster Area
Revenue (Iowa Fertilizer
Company Project)	5.50	12/1/22	5,000,000	5,216,500
Kansas--.2%
Kansas Development Finance
Authority, Revenue (Lifespace
Communities, Inc.)	5.00	5/15/30	1,500,000	1,574,940
Kentucky--.1%
Barbourville,
Educational Facilities First
Mortgage Revenue (Union
College Energy Conservation
Project)	5.25	9/1/26	1,000,000	1,018,990
Louisiana--.6%
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.50	8/1/29	2,500,000	3,004,975
New Orleans Aviation Board,
Revenue (Insured; Assured
Guaranty Municipal Corp.)	6.00	1/1/23	2,000,000	2,342,720
Maine--.2%
Maine Health and Higher
Educational Facilities
Authority, Revenue
(MaineGeneral Medical Center
Issue)	7.50	7/1/32	1,250,000	1,574,712

Maryland--12.6%
Anne Arundel County,
Consolidated General
Improvements GO	5.00	4/1/19	1,575,000	1,900,867
Anne Arundel County,
Consolidated General
Improvements GO	5.00	4/1/24	1,520,000	1,839,914
Baltimore,
Consolidated Public
Improvement GO	5.00	10/15/24	1,480,000	1,768,452
Baltimore,
Project Revenue (Wastewater
Projects)	5.00	7/1/23	1,000,000	1,199,350
Baltimore,
Project Revenue (Wastewater
Projects) (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/22	630,000	739,311
Baltimore,
Subordinate Project Revenue
(Water Projects)	5.75	7/1/39	750,000	874,545
Baltimore Mayor and City Council,
Consolidated Public
Improvement GO	5.00	10/15/18	2,500,000	2,992,025
Carroll County,
Consolidated Public
Improvement GO	5.00	11/1/22	1,075,000	1,340,579
Frederick,
Public Improvement GO	5.00	9/1/18	2,500,000	3,000,475
Howard County,
Consolidated Public
Improvement Project GO	5.00	8/15/17	2,000,000	2,351,260
Howard County,
COP	8.15	2/15/20	605,000	854,218
Hyattsville,
Special Obligation Revenue
(University Town Center
Project)	5.60	7/1/24	1,500,000	1,540,860
Hyattsville,
Special Obligation Revenue
(University Town Center

Project)	5.75	7/1/34	3,000,000	3,049,710
Maryland,
GO (State and Local Facilities
Loan)	5.00	11/1/18	3,000,000	3,627,300
Maryland,
GO (State and Local Facilities
Loan)	5.00	11/1/19	3,910,000	4,792,800
Maryland,
GO (State and Local Facilities
Loan)	5.00	8/1/20	2,500,000	3,020,300
Maryland Community Development
Administration, Department of
Housing and Community
Development, Housing Revenue	5.95	7/1/23	1,145,000	1,147,004
Maryland Department of
Transportation, Consolidated
Transportation Revenue	4.00	2/15/17	2,000,000	2,241,000
Maryland Economic Development
Corporation, EDR (Terminal
Project)	5.75	6/1/35	2,000,000	2,264,640
Maryland Economic Development
Corporation, EDR
(Transportation Facilities
Project)	5.75	6/1/35	1,000,000	1,132,320
Maryland Economic Development
Corporation, LR (Maryland
Public Health Laboratory
Project)	5.00	6/1/20	1,000,000	1,213,120
Maryland Economic Development
Corporation, PCR (Potomac
Electric Project)	6.20	9/1/22	2,500,000	3,046,350
Maryland Economic Development
Corporation, Port Facilities
Revenue (CNX Marine Terminals
Inc. Port of Baltimore
Facility)	5.75	9/1/25	2,000,000	2,217,580
Maryland Economic Development
Corporation, Student Housing
Revenue (University of
Maryland, College Park

Projects)	5.75	6/1/33	1,000,000	1,085,430
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Anne
Arundel Health System Issue)	5.00	7/1/23	835,000	978,136
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Anne
Arundel Health System Issue)	6.75	7/1/39	2,500,000	3,078,625
Maryland Health and Higher
Educational Facilities
Authority, Revenue
(Charlestown Community Issue)	6.13	1/1/30	1,250,000	1,427,050
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Goucher
College Issue)	5.00	7/1/34	1,000,000	1,113,770
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Greater
Baltimore Medical Center Issue)	5.38	7/1/26	1,500,000	1,710,660
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Mercy
Medical Center Issue)	5.50	7/1/42	1,000,000	1,074,860
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Peninsula
Regional Medical Center Issue)	5.00	7/1/26	1,630,000	1,792,478
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Peninsula
Regional Medical Center Issue)	5.00	7/1/36	2,100,000	2,220,225
Maryland Health and Higher
Educational Facilities
Authority, Revenue (The Johns
Hopkins Health System
Obligated Group Issue)	5.00	5/15/26	1,000,000	1,157,270
Maryland Health and Higher
Educational Facilities
Authority, Revenue (The Johns

Hopkins Health System
Obligated Group Issue)	5.00	7/1/29	1,000,000		1,153,240
Maryland Health and Higher
Educational Facilities
Authority, Revenue (The Johns
Hopkins Health System
Obligated Group Issue)	5.00	5/15/40	4,945,000		5,388,171
Maryland Health and Higher
Educational Facilities
Authority, Revenue (University
of Maryland Medical System
Issue) (Insured; National
Public Finance Guarantee Corp.)	7.00	7/1/22	4,350,000		5,256,975
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Upper
Chesapeake Hospitals Issue)	6.00	1/1/38	3,005,000		3,339,967
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Washington
Christian Academy Issue)	5.25	7/1/18	500,000	d	139,980
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Washington
Christian Academy Issue)	5.50	7/1/38	3,540,000	d	991,058
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Washington
County Hospital Issue)	5.75	1/1/38	2,500,000		2,678,775
Maryland Industrial Development
Financing Authority, EDR (Our
Lady of Good Counsel High
School Facility)	6.00	5/1/35	1,600,000		1,660,208
Maryland Transportation Authority,
Transportation Facilities
Projects Revenue	5.00	7/1/25	2,000,000		2,392,360
Montgomery County,
Consolidated Public
Improvement GO	5.00	7/1/20	5,155,000		6,349,568
Montgomery County,
Consolidated Public

Improvement GO	5.00	11/1/21	2,000,000		2,449,940
Montgomery County,
Revenue (Trinity Health Credit
Group Issue)	5.00	12/1/40	1,000,000		1,106,750
Montgomery County,
Special Obligation Revenue
(West Germantown Development
District) (Insured; Radian)	5.50	7/1/27	1,475,000		1,484,809
Montgomery County Housing
Opportunities Commission, SFMR	0.00	7/1/28	21,000,000	a	9,081,660
Prince Georges County,
Special Obligation Revenue
(National Harbor Project)	5.20	7/1/34	3,000,000		3,085,080
University System of Maryland,
Auxiliary Facility and Tuition
Revenue	4.00	10/1/17	1,500,000		1,702,485
University System of Maryland,
Auxiliary Facility and Tuition
Revenue	5.00	10/1/22	2,000,000		2,492,080
University System of Maryland,
Auxiliary Facility and Tuition
Revenue	5.00	4/1/26	1,000,000		1,172,160
Washington Suburban Sanitary
District, Consolidated Public
Improvement GO	5.00	6/1/18	1,805,000		2,159,863
Wicomico County,
Consolidated Public
Improvement GO	4.00	9/1/15	2,155,000		2,329,835
Massachusetts--2.5%
Massachusetts Department of
Transportation, Metropolitan
Highway System Senior Revenue	5.00	1/1/27	5,000,000		5,620,250
Massachusetts Development Finance
Agency, Revenue (Brandeis
University Issue)	5.00	10/1/25	2,175,000		2,486,395
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	6.25	1/1/27	2,250,000		2,659,725
Massachusetts School Building
Authority, Senior Dedicated

Sales Tax Revenue	5.00	8/15/29	5,000,000		5,845,000
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	10/15/35	1,750,000		1,973,527
Massachusetts Water Resources
Authority, General Revenue	5.00	8/1/42	2,500,000		2,803,225
Metropolitan Boston Transit
Parking Corporation,
Systemwide Senior Lien Parking
Revenue	5.00	7/1/23	2,000,000		2,348,700
Michigan--6.5%
Brighton Area Schools,
GO - Unlimited Tax (Insured;
AMBAC)	0.00	5/1/14	8,000,000	a	7,958,080
Brighton Area Schools,
GO - Unlimited Tax (Insured;
AMBAC)	0.00	5/1/20	1,055,000	a	898,311
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.00	7/1/27	1,500,000		1,817,850
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.50	7/1/33	1,000,000		1,220,180
Detroit Community High School,
Public School Academy Revenue	5.65	11/1/25	1,115,000		967,184
Detroit Community High School,
Public School Academy Revenue	5.75	11/1/35	1,215,000		982,473
Detroit School District,
School Building and Site
Improvement Bonds (GO -
Unlimited Tax) (Insured; FGIC)	6.00	5/1/20	1,000,000		1,243,910
Detroit Water and Sewerage
Department, Senior Lien Sewage
Disposal System Revenue	5.25	7/1/39	2,500,000		2,668,225
Huron Valley School District,
GO Unlimited Tax (Insured;
National Public Finance
Guarantee Corp.)	0.00	5/1/18	6,270,000	a	5,727,833

Kalamazoo Hospital Finance
Authority, HR (Borgess Medical
Center) (Insured; FGIC)	6.25	6/1/14	3,000,000	3,173,610
Kent County,
Airport Revenue (Gerald R.
Ford International Airport)	5.00	1/1/26	4,555,000	5,059,375
Kent Hospital Finance Authority,
Revenue (Spectrum Health
System)	5.50	11/15/25	2,500,000	2,969,325
Lansing Board of Water and Light,
Utility System Revenue	5.50	7/1/41	2,500,000	2,876,850
Michigan Finance Authority,
Unemployment Obligation
Assessment Revenue	5.00	7/1/22	7,500,000	8,452,725
Michigan Public Educational
Facilities Authority, LOR
(Nataki Talibah Schoolhouse of
Detroit Project)	6.50	10/1/30	3,040,000	3,052,130
Monroe County Economic Development
Corporation, LOR (Detroit
Edison Company Project)
(Insured; National Public
Finance Guarantee Corp.)	6.95	9/1/22	2,000,000	2,635,720
Romulus Economic Development
Corporation, Limited
Obligation EDR (Romulus HIR
Limited Partnership Project)
(Insured; ITT Lyndon Property
Insurance Company)	7.00	11/1/15	3,700,000	4,259,329
Royal Oak Hospital Finance
Authority, HR (William
Beaumont Hospital Obligated
Group)	6.25	9/1/14	1,500,000	1,594,395
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport)	5.00	12/1/22	3,000,000	3,437,850
Minnesota--9.0%
Andover Economic Development
Authority, Public Facility LR

(City of Andover Community
Center)	5.20	2/1/34	885,000		913,727
Andover Economic Development
Authority, Public Facility LR
(City of Andover Community
Center)	5.20	2/1/34	615,000		634,963
Hennepin County,
Second Lien Sales Tax Revenue
(Ballpark Project)	5.00	12/15/29	1,500,000		1,710,300
Hutchinson,
Public Utility Revenue	5.00	12/1/22	200,000		239,274
Mahtomedi Independent School
District Number 832, GO School
Building Bonds (Minnesota
School District Credit
Enhancement Program) (Insured;
National Public Finance
Guarantee Corp.)	0.00	2/1/17	1,275,000	a	1,231,586
Metropolitan Council,
(Minneapolis-Saint Paul
Metropolitan Area) GO
Wastewater Revenue	5.00	9/1/22	2,500,000		3,122,000
Metropolitan Council,
(Minneapolis-Saint Paul
Metropolitan Area) GO
Wastewater Revenue	5.00	9/1/23	2,000,000		2,472,280
Metropolitan Council,
(Minneapolis-Saint Paul
Metropolitan Area) GO
Wastewater Revenue	5.00	9/1/25	2,000,000		2,436,080
Minneapolis,
Health Care System Revenue
(Fairview Health Services)
(Insured; Assured Guaranty
Municipal Corp.)	6.50	11/15/38	3,000,000		3,646,170
Minneapolis and Saint Paul Housing
and Redevelopment Authority,
Health Care Facilities Revenue
(Childrens's Health Care)	5.25	8/15/35	1,000,000		1,123,070
Minneapolis and Saint Paul Housing
and Redevelopment Authority,

Health Care Facility Revenue
(HealthPartners Obligated
Group Project)	6.00	12/1/18	1,000,000	1,026,950
Minneapolis and Saint Paul Housing
and Redevelopment Authority,
Health Care Facility Revenue
(HealthPartners Obligated
Group Project)	6.00	12/1/20	2,290,000	2,350,433
Minneapolis and Saint Paul Housing
and Redevelopment Authority,
Health Care System Revenue
(Allina Health System)	5.25	11/15/29	1,000,000	1,106,470
Minneapolis-Saint Paul,
Metropolitan Airports
Commission, Subordinate
Airport Revenue	5.00	1/1/26	1,000,000	1,158,120
Minnesota,
911 Revenue (Public Safety
Radio Communications System
Project)	5.00	6/1/25	1,000,000	1,149,160
Minnesota,
GO (State Trunk Highway Bonds)	5.00	8/1/22	1,500,000	1,874,445
Minnesota,
GO (Various Purpose)	5.00	8/1/22	2,500,000	3,124,075
Minnesota,
GO (Various Purpose)	5.00	8/1/25	2,500,000	2,999,750
Minnesota,
State General Fund
Appropriation Bonds	5.00	3/1/23	2,500,000	3,037,000
Minnesota Agricultural and
Economic Development Board,
Health Care System Revenue
(Fairview Health Care Systems)	6.38	11/15/29	150,000	150,590
Minnesota Higher Education
Facilities Authority, Revenue
(Carleton College)	5.00	3/1/30	1,000,000	1,122,550
Minnesota Higher Education
Facilities Authority, Revenue
(College of Saint Scholastica,
Inc.)	5.13	12/1/40	750,000	799,868

Minnesota Higher Education
Facilities Authority, Revenue
(Gustavus Adolphus College)	5.00	10/1/31	750,000	837,968
Minnesota Higher Education
Facilities Authority, Revenue
(University of Saint Thomas)	5.00	4/1/29	1,000,000	1,106,210
Minnesota Higher Education
Facilities Authority, Revenue
(University of Saint Thomas)	5.00	10/1/29	1,500,000	1,686,075
Minnesota Higher Education
Facilities Authority, Revenue
(University of Saint Thomas)	5.00	10/1/39	1,700,000	1,856,264
Minnesota Municipal Power Agency,
Electric Revenue	5.00	10/1/37	2,000,000	2,133,560
Minnesota Office of Higher
Education, Supplemental
Student Loan Program Revenue	5.00	11/1/29	1,715,000	1,889,364
Northern Municipal Power Agency,
Electric System Revenue	5.00	1/1/20	2,500,000	2,962,975
Northfield,
HR	5.38	11/1/31	1,240,000	1,285,285
Olmsted County,
GO Crossover Bonds	5.00	2/1/21	750,000	925,552
Ramsey,
LR (Pact Charter School
Project)	6.75	12/1/33	1,000,000	1,031,390
Rochester,
Health Care Facilities Revenue
(Mayo Clinic)	4.50	11/15/21	1,000,000	1,192,100
Rochester,
Health Care Facilities Revenue
(Mayo Clinic)	5.00	11/15/38	1,000,000	1,112,620
Saint Cloud,
Health Care Revenue
(CentraCare Health System
Project) (Insured; Assured
Guaranty Municipal Corp.)	5.50	5/1/39	2,000,000	2,162,260
Saint Louis Park,
Health Care Facilities Revenue

(Park Nicollet Health Services)	5.75	7/1/30	1,000,000		1,110,550
Saint Louis Park,
Health Care Facilities Revenue
(Park Nicollet Health Services)	5.75	7/1/39	3,000,000		3,339,930
Saint Paul Housing and
Redevelopment Authority,
Parking Revenue (Parking
Facilities Project)	5.00	8/1/35	650,000		702,728
Saint Paul Housing and
Redevelopment Authority,
Recreational Facility LR
(Jimmy Lee Recreational Center)	5.00	12/1/32	750,000		794,700
Saint Paul Port Authority,
Revenue (Amherst H. Wilder
Foundation Project)	5.00	12/1/29	2,000,000		2,219,360
Southern Minnesota Municipal Power
Agency, Power Supply System
Revenue (Insured; National
Public Finance Guarantee Corp.)	0.00	1/1/25	4,505,000	a	3,120,614
Southern Minnesota Municipal Power
Agency, Power Supply System
Revenue (Insured; National
Public Finance Guarantee Corp.)	0.00	1/1/26	4,625,000	a	3,050,419
Todd, Morrison, Cass and Wadena
Counties United Hospital
District, Health Care Facility
Revenue (Lakewood Health
System)	5.00	12/1/21	1,000,000		1,044,690
University of Minnesota Regents,
GO	5.00	12/1/18	2,675,000		3,240,870
University of Minnesota Regents,
GO	5.00	12/1/24	1,000,000		1,207,310
University of Minnesota Regents,
GO	5.00	12/1/36	1,500,000		1,714,545
Vadnais Heights Economic
Development Authority,
Recovery Zone Facility LR
(Community and Recreational
Sports Facilities Project)	5.25	2/1/41	2,460,000		684,864
Washington County Housing and

Redevelopment Authority,
Annual Appropriation Limited
Tax and Gross Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.50	2/1/32	610,000		612,080
Western Minnesota Municipal Power
Agency, Power Supply Revenue	5.00	1/1/30	1,000,000		1,166,840
Willmar,
GO, HR (Rice Memorial Hospital
Project)	5.00	2/1/24	1,000,000		1,173,460
Winona,
Health Care Facilities Revenue
(Winona Health Obligated Group)	5.15	7/1/31	1,500,000		1,572,930
Winona,
Health Care Facilities Revenue
(Winona Health Obligated Group)	5.00	7/1/34	500,000		518,995
Mississippi--.1%
Mississippi Development Bank,
Special Obligation Revenue
(Waveland, GO Public
Improvement Bond Project)
(Insured; AMBAC) (Prerefunded)	5.00	11/1/14	1,315,000	b	1,402,592
Missouri--.6%
Curators of the University of
Missouri, System Facilities
Revenue	5.00	11/1/19	2,500,000		3,040,400
Missouri Housing Development
Commission, MFHR
(Collateralized; FHA)	5.25	12/1/16	260,000		261,097
Missouri Housing Development
Commission, MFHR
(Collateralized; FHA)	5.38	12/1/18	475,000		485,008
Saint Louis County,
Annual Appropriation-Supported
Tax Increment Revenue (Lambert
Airport Eastern Perimeter
Redevelopment Project)
(Insured; AMBAC) (Prerefunded)	5.00	2/15/16	1,265,000	b	1,414,599
Nevada--.3%
Las Vegas Valley Water District,

Limited Tax GO (Additionally
Secured by Southern Nevada
Water Authority Pledged
Revenues)	5.00	6/1/42	2,500,000		2,743,850
New Jersey--.3%
New Jersey Turnpike Authority,
Turnpike Revenue	6.50	1/1/16	100,000		114,572
New Jersey Turnpike Authority,
Turnpike Revenue	6.50	1/1/16	65,000		75,007
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.26	1/1/30	2,500,000	c	2,275,000
New York--3.6%
Long Island Power Authority,
Electric System General Revenue	6.00	5/1/33	5,000,000		5,947,200
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue	5.00	11/15/32	1,850,000		2,108,926
Metropolitan Transportation
Authority, Transportation
Revenue	5.25	11/15/28	2,500,000		2,849,075
New York City,
GO	5.00	8/1/24	2,930,000		3,523,149
New York City,
GO	5.00	8/1/28	1,000,000		1,174,350
New York City,
GO	5.00	10/1/36	2,500,000		2,806,350
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/34	2,500,000		2,804,475
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/18	2,500,000		3,017,625
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	2/1/24	3,000,000		3,540,630
New York State Urban Development

Corporation, State Personal
Income Tax Revenue (General
Purpose)	5.00	3/15/17	3,260,000		3,775,113
New York State Urban Develpoment
Corporation, State Personal
Income Tax Revenue (General
Purpose)	5.00	3/15/17	2,135,000		2,472,351
North Carolina--2.4%
Durham,
Water and Sewer Utility System
Revenue	5.25	6/1/21	1,620,000		2,021,954
Durham County,
GO Public Improvement Bonds
(Prerefunded)	5.00	6/1/16	1,000,000	b	1,130,360
Iredell County,
COP (Iredell County School
Projects) (Insured; AMBAC)	5.00	6/1/26	1,000,000		1,101,050
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; ACA)	6.00	1/1/22	1,000,000		1,263,110
North Carolina Medical Care
Commission, Health Care
Facilities Revenue (Cleveland
County HealthCare System
Project) (Insured; AMBAC)
(Prerefunded)	5.25	7/1/14	1,135,000	b	1,195,779
North Carolina Medical Care
Commission, Health Care
Facilities Revenue (University
Health Systems of Eastern
Carolina)	6.25	12/1/33	2,250,000		2,675,857
North Carolina Medical Care
Commission, HR (Wilson
Memorial Hospital Project)
(Insured; AMBAC)	0.00	11/1/16	3,055,000	a	2,832,199
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage
Revenue (Givens Estates
Project) (Prerefunded)	6.50	7/1/13	1,000,000	b	1,015,210
Oak Island,

Enterprise System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	6.00	6/1/34	1,000,000		1,135,110
Orange Water and Sewer Authority,
Water and Sewer System Revenue	5.00	7/1/31	1,000,000		1,095,550
Raleigh,
Combined Enterprise System
Revenue (Prerefunded)	5.00	3/1/16	1,175,000	b	1,318,938
University of North Carolina,
System Pool Revenue (Pool
General Trust Indenture of the
Board of Governors of The
University of North Carolina)	5.00	10/1/34	1,000,000		1,119,740
Wake County Industrial Facilities
and Pollution Control
Financing Authority, PCR
(Carolina Power and Light
Company Project) (Insured;
AMBAC)	0.21	10/1/22	4,725,000	c	4,417,875
Ohio--11.0%
Allen County,
Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.25	9/1/27	2,500,000		2,830,000
American Municipal Power, Inc.,
Revenue (American Municipal
Power Fremont Energy Center
Project)	5.00	2/15/21	375,000		443,464
Blue Ash,
Tax Increment Financing
Revenue (Duke Realty Ohio
Project)	5.00	12/1/16	600,000		614,652
Blue Ash,
Tax Increment Financing
Revenue (Duke Realty Ohio
Project)	5.00	12/1/21	730,000		775,815
Blue Ash,
Tax Increment Financing
Revenue (Duke Realty Ohio
Project)	5.00	12/1/25	500,000		516,880
Blue Ash,
Tax Increment Financing

Revenue (Duke Realty Ohio
Project)	5.00	12/1/30	400,000	405,660
Blue Ash,
Tax Increment Financing
Revenue (Duke Realty Ohio
Project)	5.00	12/1/35	1,000,000	1,002,620
Butler County,
Hospital Facilities Revenue
(Kettering Health Network
Obligated Group Project)	6.38	4/1/36	2,000,000	2,385,560
Butler County,
Hospital Facilities Revenue
(UC Health)	5.50	11/1/40	3,500,000	3,816,365
Cincinnati,
EDR (Baldwin 300 Project)	5.00	11/1/28	2,565,000	2,848,766
Cincinnati,
Water System Revenue	5.00	12/1/23	2,275,000	2,721,878
Cleveland,
Airport System Revenue	5.00	1/1/31	1,000,000	1,093,670
Cleveland,
Waterworks Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	1/1/21	8,000,000	9,672,960
Cleveland State University,
General Receipts Bonds	5.00	6/1/18	1,170,000	1,368,572
Cleveland-Cuyahoga County Port
Authority, Cultural Facility
Revenue (The Cleveland Museum
of Art Project)	5.00	10/1/22	2,500,000	2,933,225
Cleveland-Cuyahoga County Port
Authority, Senior Special
Assessment/Tax Increment
Revenue (University Heights -
Public Parking Garage Project)	7.00	12/1/18	1,100,000	1,103,630
Cleveland-Cuyahoga County Port
Authority, Senior Special
Assessment/Tax Increment
Revenue (University Heights -
Public Parking Garage Project)	7.35	12/1/31	3,655,000	3,682,522
Cuyahoga Community College

District, General Receipts
Bonds	5.00	8/1/25	2,500,000		2,861,975
Hamilton County,
Sales Tax Revenue (Insured;
AMBAC)	0.00	12/1/27	10,000,000	a	5,500,600
Hilliard City School District,
GO School Improvement Bonds
(Insured; National Public
Finance Guarantee Corp.)	0.00	12/1/13	1,655,000	a	1,652,584
Hilliard City School District,
GO School Improvement Bonds
(Insured; National Public
Finance Guarantee Corp.)	0.00	12/1/14	1,655,000	a	1,644,077
Kent State University,
General Receipts Bonds
(Insured; Assured Guaranty
Municipal Corp.)	5.00	5/1/25	2,000,000		2,344,740
Lucas County,
HR (ProMedica Healthcare
Obligated Group)	5.75	11/15/31	1,200,000		1,431,480
Maple Heights City School District
Board of Education, COP (Wylie
Athletic Complex Project)	6.00	11/1/28	1,150,000		1,253,086
Miami University,
General Receipts Revenue Bonds	5.00	9/1/22	2,140,000		2,561,473
Montgomery County,
Revenue (Miami Valley
Hospital) (Prerefunded)	6.25	11/15/14	4,500,000	b	4,887,360
Ohio,
Common Schools GO Bonds	5.00	9/15/18	1,500,000		1,796,010
Ohio,
Common Schools GO Bonds	5.00	9/15/18	3,500,000		4,190,690
Ohio,
Common Schools GO Bonds	5.00	9/15/21	1,000,000		1,228,600
Ohio,
Highway Capital Improvement GO
(Full Faith and Credit/Highway
User Receipts)	5.00	5/1/23	2,000,000		2,438,220
Ohio Higher Educational Facility
Commission, Higher Educational

Facility Revenue (Case Western
Reserve University Project)	6.25	10/1/16	1,000,000		1,172,930
Ohio Higher Educational Facility
Commission, HR (Cleveland
Clinic Health System Obligated
Group)	5.50	1/1/43	3,000,000		3,233,490
Ohio Higher Educational Facility
Commission, Revenue (Case
Western Reserve University
Project) (Insured; National
Public Finance Guarantee Corp.)	5.25	12/1/25	2,985,000		3,697,519
Ohio Higher Educational Facility
Commission, Revenue
(University of Dayton Project)	5.00	12/1/19	500,000		599,340
Ohio State University,
General Receipts Bonds	5.00	12/1/23	40,000		50,674
Ohio State University,
General Receipts Bonds	5.00	12/1/23	960,000		1,178,602
Ohio State University,
General Receipts Bonds
(Prerefunded)	5.25	6/1/13	1,100,000	b	1,100,000
Ohio University,
General Receipts Bonds	5.00	12/1/19	2,560,000		3,070,362
Ohio Water Development Authority,
Water Pollution Control Loan
Fund Revenue (Water Quality
Series)	5.00	12/1/15	1,450,000		1,615,561
Ohio Water Development Authority,
Water Pollution Control Loan
Fund Revenue (Water Quality
Series)	5.00	12/1/23	2,000,000		2,399,760
Port of Greater Cincinnati
Development Authority, Tax
Increment Development Revenue
(Fairfax Village Red Bank
Infrastructure Project)	5.50	2/1/25	1,950,000	e	1,807,085
Richland County,
GO Correctional Facilities
Bonds (Insured; Assured
Guaranty Municipal Corp.)	6.00	12/1/28	400,000		455,968

Toledo-Lucas County Port
Authority, Development Revenue
(Northwest Ohio Bond Fund)
(Toledo School for the Arts
Project)	5.50	5/15/28	2,305,000	2,502,539
University of Akron,
General Receipts Bonds
(Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/20	1,100,000	1,313,444
University of Akron,
General Receipts Bonds
(Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/28	1,500,000	1,660,500
University of Akron,
General Receipts Bonds
(Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/29	1,000,000	1,101,380
University of Cincinnati,
General Receipts Bonds	5.00	6/1/22	1,535,000	1,872,900
University of Toledo,
General Receipts Bonds	5.00	6/1/24	1,665,000	1,912,302
Warren,
Waterworks Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	11/1/15	915,000	955,617
Wright State University,
General Receipts Bonds	5.00	5/1/22	1,000,000	1,168,260
Oklahoma--.1%
Tulsa Industrial Authority,
Student Housing Revenue (The
University of Tulsa)	5.25	10/1/26	1,135,000	1,211,022
Oregon--.4%
Oregon,
GO (Alternate Energy Project)	6.00	10/1/26	1,400,000	1,708,756
Oregon Department of
Administrative Services,
Lottery Revenue	5.00	4/1/29	1,500,000	1,694,070
Pennsylvania--3.1%
Allegheny County Port Authority,
Special Transportation Revenue	5.25	3/1/23	2,600,000	3,031,444

Chester County Industrial
Development Authority, Revenue
(Avon Grove Charter School
Project)	6.38	12/15/37	2,000,000		2,114,960
Coatesville Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.25	8/15/17	4,000,000		4,232,240
Lancaster Parking Authority,
Guaranteed Parking Revenue
(Insured; AMBAC)	5.00	12/1/32	1,000,000		1,101,260
Pennsylvania Economic Development
Financing Authority,
Unemployment Compensation
Revenue	5.00	7/1/22	3,000,000		3,382,050
Pennsylvania Higher Educational
Facilities Authority, Revenue
(University of Pennsylvania
Health System)	6.00	8/15/26	2,500,000		2,956,250
Pennsylvania Housing Finance
Agency, Capital Fund
Securitization Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	12/1/25	2,450,000		2,556,257
Pennsylvania Industrial
Development Authority, EDR	5.50	7/1/23	1,730,000		2,042,767
Pennsylvania Industrial
Development Authority, EDR
(Prerefunded)	5.50	7/1/18	270,000	b	329,025
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/24	3,360,000		3,850,022
Philadelphia,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.25	12/15/23	3,500,000		4,107,250
South Carolina--.3%
South Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper)	5.00	12/1/36	2,500,000		2,753,375
Tennessee--.3%
Metropolitan Government of
Nashville and Davidson County,

Subordinate Lien Water and
Sewer Revenue	5.00	7/1/17	2,500,000		2,892,075
Texas--5.1%
Coastal Water Authority,
Water Conveyance System
Revenue (Insured; AMBAC)	6.25	12/15/17	2,170,000		2,262,399
Dallas and Fort Worth,
Joint Revenue (Dallas/Fort
Worth International Airport)	5.00	11/1/35	3,000,000		3,249,840
Dallas Independent School
District, Unlimited Tax Bonds
(Permament School Fund
Guarantee Program)	5.00	2/15/23	5,500,000		6,650,380
Del Mar College District,
Limited Tax Bonds (Insured;
FGIC) (Prerefunded)	5.25	8/15/13	1,295,000	b	1,308,390
Houston Community College System,
Limited Tax GO	5.00	2/15/29	2,050,000		2,403,297
Leander Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/30	3,900,000	a	1,597,596
Leander Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/31	2,860,000	a	1,105,018
Lewisville Independent School
District, Unlimited Tax Bonds
(Permanent School Fund
Guarantee Program)	5.00	8/15/18	2,360,000		2,827,280
Lower Colorado River Authority,
Transmission Contract Revenue
(Lower Colorado River
Authority Transmission
Services Corporation Project)	5.00	5/15/31	3,000,000		3,387,600
McKinney,
Tax and Limited Pledge
Waterworks and Sewer System
Revenue, Certificates of
Obligation (Insured; AMBAC)	5.00	8/15/26	1,300,000		1,427,140

Mesquite Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/28	2,325,000	a	1,151,805
Mesquite Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)
(Prerefunded)	0.00	8/15/15	2,350,000	a,b	1,190,205
Midlothian Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/40	2,500,000		2,797,800
Montgomery Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/25	1,315,000		1,461,070
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.63	1/1/33	5,000,000		5,676,050
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.75	1/1/40	1,500,000		1,713,675
Pearland Economic Development
Corporation, Sales Tax Revenue
(Insured; AMBAC)	5.00	9/1/24	1,035,000		1,102,399
San Antonio,
Electric and Gas Systems
Revenue	5.50	2/1/20	255,000		310,330
San Antonio,
Water System Revenue	5.00	5/15/36	4,000,000		4,460,280
Schertz-Cibolo Universal City
Independent School District,
Unlimited Tax School Building
Bonds (Permanent School Fund
Guarantee Program)	0.00	2/1/32	5,545,000	a	2,182,567
Virginia--1.8%
Chesapeake Bay Bridge and Tunnel

Commission District, General
Resolution Revenue (Insured;
Berkshire Hathaway Assurance
Corporation)	5.50	7/1/25	1,000,000		1,221,090
Chesterfield County Economic
Development Authority, PCR
(Virginia Electric and Power
Company Project)	5.00	5/1/23	1,000,000		1,139,550
Middle River Regional Jail
Authority, Jail Facility
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	5/15/19	1,200,000		1,263,912
Newport News,
GO General Improvement Bonds
and GO Water Bonds	5.25	7/1/22	1,000,000		1,257,860
Norfolk,
Water Revenue	5.00	11/1/25	1,000,000		1,168,750
Prince William County Industrial
Development Authority,
Educational Facilities Revenue
(The Catholic Diocese of
Arlington) (Prerefunded)	5.50	10/1/13	1,000,000	b	1,027,490
Richmond Metropolitan Authority,
Expressway Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	7/15/17	1,600,000		1,784,368
Richmond Metropolitan Authority,
Expressway Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	7/15/17	1,300,000		1,388,114
Tobacco Settlement Financing
Corporation of Virginia,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	5.63	6/1/15	1,000,000	b	1,103,310
Virginia College Building
Authority, Educational
Facilities Revenue (Regent
University Project)
(Prerefunded)	5.00	6/1/16	215,000	b	243,027
Virginia Housing Development

Authority, Commonwealth
Mortgage Revenue	6.38	1/1/36	1,395,000	1,569,863
Virginia Housing Development
Authority, Rental Housing
Revenue	5.50	6/1/30	1,000,000	1,103,180
Washington County Industrial
Development Authority, HR
(Mountain States Health
Alliance)	7.75	7/1/38	2,000,000	2,431,580
Washington--2.2%
Energy Northwest,
Electric Revenue (Columbia
Generating Station)	5.00	7/1/19	2,725,000	3,287,249
Seattle,
Water System Revenue	5.00	9/1/22	2,700,000	3,328,236
Washington,
GO (Various Purpose)	5.00	7/1/18	2,500,000	2,978,725
Washington,
GO (Various Purpose)	5.00	7/1/19	3,000,000	3,613,170
Washington,
Motor Vehicle Fuel Tax GO
(State Road 520 Corridor
Program - Toll Revenue)	5.00	6/1/33	2,255,000	2,560,778
Washington Health Care Facilities
Authority, Mortgage Revenue
(Highline Medical Center)
(Collateralized; FHA)	6.25	8/1/36	3,485,000	4,126,832
Washington Health Care Facilities
Authority, Revenue (MultiCare
Health System) (Insured;
Assured Guaranty Municipal
Corp.)	5.50	8/15/24	1,000,000	1,160,050
West Virginia--.3%
West Virginia University Board of
Governors, University
Improvement Revenue (West
Virginia University Projects)	5.00	10/1/36	2,500,000	2,829,700
Wisconsin--.6%
Milwaukee Housing Authority,
MFHR (Veterans Housing

Projects) (Collateralized;
FNMA)	5.10	7/1/22	1,000,000		1,003,740
Wisconsin,
General Fund Annual
Appropriation Bonds	5.75	5/1/33	2,000,000		2,368,060
Wisconsin,
GO	4.00	5/1/15	2,500,000		2,672,425
U.S. Related--7.7%
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	12,500,000	a	1,151,875
Guam,
Business Privilege Tax Revenue	5.00	1/1/42	1,000,000		1,077,660
Guam,
Business Privilege Tax Revenue	5.13	1/1/42	860,000		934,562
Guam Power Authority,
Revenue	5.50	10/1/30	2,000,000		2,231,980
Guam Waterworks Authority,
Water and Wastewater System
Revenue	6.00	7/1/25	1,000,000		1,038,540
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.88	7/1/35	2,900,000		2,992,887
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	5.00	7/1/21	1,500,000		1,501,425
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	5.13	7/1/37	620,000		589,539
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	6.00	7/1/44	1,000,000		1,025,190
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/28	500,000		511,340
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/17	1,000,000		1,042,980
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/26	1,000,000		998,550
Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/28	1,000,000		1,047,160

Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/38	1,000,000		1,033,710
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; FGIC)	5.50	7/1/29	1,315,000		1,345,311
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/17	5,000,000		5,314,300
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/38	8,250,000		8,342,400
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/40	1,000,000		996,370
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/42	380,000		363,987
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; FGIC) (Prerefunded)	5.00	7/1/15	1,000,000	b	1,095,230
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.50	7/1/15	1,000,000		1,056,750
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/23	1,000,000		1,011,260
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/30	1,110,000		1,126,883
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.50	7/1/31	3,370,000		3,655,001
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/25	1,250,000		1,224,988
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue	6.25	7/1/22	1,000,000		1,096,060
Puerto Rico Public Finance

Corporation, Revenue (Insured;
Assured Guaranty Municipal
Corp.)	6.00	8/1/26	1,500,000	2,063,475
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	1,000,000	1,050,730
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/39	3,580,000	3,980,853
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	13,360,000	14,749,039
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.50	8/1/44	2,500,000	2,842,050
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Matching Fund Loan
Note)	5.00	10/1/25	4,000,000	4,451,920
Total Long-Term Municipal Investments
(cost $853,159,478)				912,495,049
Short-Term Municipal	Coupon	Maturity	Principal
Investment--.1%	Rate (%)	Date	Amount ($)	Value ($)
New York;
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)
(cost $800,000)	0.07	6/3/13	800,000 [f]	800,000
Total Investments (cost $853,959,478)			96.6%	913,295,049
Cash and Receivables (Net)			3.4%	32,038,803
Net Assets			100.0%	945,333,852

a	Security issued with a zero coupon. Income is recognized through the accretion of discount.
b

These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

c	Variable rate security--interest rate subject to periodic change.
d	Non-income producing security; interest payments in default.
e

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2013, this security was valued at $1,807,085 or 0.2% of net assets.
f	Variable rate demand note - rate shown is the interest rate in effect at May 31, 2013. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At May 31, 2013, net unrealized appreciation on investments was $59,335,571 of which $66,706,992 related to appreciated investment securities and $7,371,421 related to depreciated investment securities. At May 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue

LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option
Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The following is a summary of the inputs used as of May 31, 2013 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	912,164,011	1,131,038	913,295,049
Other Financial Instruments:
Swaps+	-	315,419	-	315,419
Liabilities ($)
Other Financial Instruments:
Swaps+	-	(280,543)	-	(280,543)

+ Amount shown represents unrealized appreciation (depreciation) at period end.

					Unrealized
Notional		Reference	Base Index	Detemination	Appreciation
Amount	Counterparty	Index	Value	Date	(Depreciation) ($)
Forward Rate Agreement, Municipal Market Data General
23,000,000	Citibank	Obligation, 2023, AAA Index [a]	2.11	8/6/2013	(280,543)
Forward Rate Agreement, Municipal Market Data General
23,000,000	Citibank	Obligation, 2033, AAA Index [a]	2.92	8/6/2013	315,419

Gross Unrealized Appreciation					315,419
Gross Unrealized Depreciation					(280,543)

[a] The fund will receive a payment from the counterparty if the value of the reference index is less than the base index value on the determination date. The fund will make a payment to the counterparty if the value of the reference index is greater than the base index value on the determination date.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of
Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and
general market conditions. All preceding securities are categorized as
Level 2 in the hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level
2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as
Level 3 in the hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of deriv-
ative instrument that was held by the fund during the period ended
May 31, 2013 is discussed below.

Swaps: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. The fund
enters into these agreements to hedge certain market or
interest rate risks, to manage the interest rate sensitivity
(sometimes called duration) of fixed income securities, to
provide a substitute for purchasing or selling particular
securities or to increase potential returns.
The fund accrues for the interim payments on swap contracts
on a daily basis, with the net amount recorded
within unrealized appreciation (depreciation) on swap
contracts in the Statement of Assets and Liabilities. Once
the interim payments are settled in cash, the net amount
is recorded as realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of
swaps contracts in the Statement of Operations. Upfront
payments made and/or received by the fund, are recorded
as an asset and/or liability in the Statement of Assets and
Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward starting interest rate swaps which are recorded as
realized gains or losses on the termination date.
Fluctuations in the value of swap contracts are recorded
for financial statement purposes as unrealized appreciation
or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the
exchange of commitments to pay and receive interest
based on a notional principal amount. The fund enters
into these agreements for a variety of reasons, including
to hedge certain market or interest rate risks, to manage
the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase
potential returns. The fund may elect to pay a fixed rate
and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net
interest received or paid on interest rate swap agreements
is included within unrealized appreciation (depreciation)
on swap contracts in the Statement of Assets and
Liabilities. Interest rate swaps are valued daily and the
change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is
terminated early, the fund records a realized gain or loss
equal to the difference between the current realized value
and the expected cash flows.
The fund’s maximum risk of loss from counterparty credit
risk is the discounted net value of the cash flows to be
received from the counterparty over the contract’s remaining life, to the extent that the amount is positive. This risk
is mitigated by having a master netting arrangement
between the fund and the counterparty and by the posting
of collateral by the counterparty to the fund to cover the
fund’s exposure to the counterparty.

For financial reporting purposes, forward rate agreements are classified as interest rate swaps.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus BASIC Municipal Money Market Fund
May 31, 2013 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--100.2%	Rate (%)		Date	Amount ($)		Value ($)
Arizona--.9%
Arizona Health Facilities
Authority, Revenue (Community
Behavioral Health Properties
of Southern Arizona Project)
(LOC; Wells Fargo Bank)		0.23	6/7/13	740,000	a	740,000

California--5.6%
California Pollution Control
Financing Authority, SWDR (Bay
Counties Waste Services, Inc.
Project) (LOC; Comerica Bank)		0.20	6/7/13	2,515,000	a	2,515,000
California Pollution Control
Financing Authority, SWDR
(Metropolitan Recycling
Corporation Project) (LOC;
Comerica Bank)		0.20	6/7/13	2,070,000	a	2,070,000

Colorado--2.4%
Deutsche Bank Spears/Lifers Trust
(Series DBE-1129X) (City and
County of Denver, Airport
System Revenue) (Liquidity
Facility; Deutsche Bank AG and
LOC; Deutsche Bank AG)		0.19	6/7/13	2,000,000 a,b,c		2,000,000

Connecticut--.2%
Hartford County Metropolitan
District, GO Notes		5.00	7/15/13	200,000		201,134

Florida--1.3%
Citizens Property Insurance

Corporation, Personal Lines
Account/Commercial Lines
Account Senior Secured Revenue	2.50	6/1/13	200,000		200,017
Jacksonville,
Educational Facilities Revenue
(Edward Waters College
Project) (LOC; Wells Fargo
Bank)	0.23	6/7/13	900,000	a	900,000

Georgia--1.2%
Atlanta Urban Residental Finance
Authority, MFHR (West End
Housing Development Project)
(LOC; FNMA)	0.28	6/7/13	500,000	a	500,000
Georgia,
GO Notes	5.00	7/1/13	500,000		501,955

Illinois--7.3%
Illinois Finance Authority,
IDR (Pollmann North America,
Inc. Project) (LOC; PNC Bank
NA)	0.20	6/7/13	1,300,000	a,d	1,300,000
Illinois Finance Authority,
Revenue (INX International Ink
Company Project) (LOC;
JPMorgan Chase Bank)	0.19	6/7/13	1,775,000	a,d	1,775,000
Illinois Housing Development
Authority, MFHR (Mattoon
Towers Project) (LOC; FHLB)	0.19	6/7/13	2,875,000	a	2,875,000

Indiana--3.4%
Indiana Finance Authority,
IDR (Midwest Fertilizer
Corporation Project)	0.20	7/1/13	1,000,000	d	1,000,000
Lawrence, Fort Harrison Reuse
Authority, Tax Increment
Revenue (Fort Harrison
Military Base Reuse District)

(LOC; PNC Bank NA)	0.13	6/7/13	1,760,000	a,d	1,760,000

Iowa--1.2%
Iowa Finance Authority,
Revenue (YMCA and
Rehabilitation Center Project)
(LOC; Bank of America)	0.19	6/7/13	1,000,000	a	1,000,000

Louisiana--3.4%
Ascension Parish,
Revenue (BASF Corporation
Project)	0.27	6/7/13	2,800,000	a,d	2,800,000

Maine--1.0%
Gorham,
Revenue (Montalvo Properties,
LLC Project) (LOC; TD Bank)	0.26	6/7/13	810,000	a,d	810,000

Maryland--3.5%
Maryland,
GO Notes (State and Local
Facilities Loan)	5.00	7/15/13	500,000		502,756
Maryland Economic Development
Corporation, Revenue
(Chesapeake Advertising
Facility) (LOC; M&T Trust)	0.37	6/7/13	1,215,000	a	1,215,000
Maryland Industrial Development
Financing Authority, EDR
(Hardwire, LLC Project) (LOC;
Bank of America)	0.24	6/7/13	1,100,000	a	1,100,000

Minnesota--5.9%
Mendota Heights,
MFHR, Refunding (Lexington
Heights Apartments Project)
(LOC; Wells Fargo Bank)	0.23	6/7/13	595,000	a	595,000
Minneapolis,
GO Notes (Various Purpose)	3.00	12/1/13	215,000		217,814

Minneapolis,
MFHR (Saint Hedwig's Assisted
Living Project) (LOC; Wells
Fargo Bank)	0.23	6/7/13	525,000	a	525,000
Minnesota,
GO Notes, Refunding (Various
Purpose)	4.00	8/1/13	600,000		603,629
Waite Park,
IDR (McDowall Company Project)
(LOC; U.S. Bank NA)	0.33	6/7/13	2,900,000	a,d	2,900,000

Missouri--1.9%
Bridgeton Industrial Development
Authority, Private Activity
Revenue (Formtek Metal
Processing, Inc. Project)
(LOC; Bank of America)	0.30	6/7/13	500,000	a,d	500,000
Missouri Development Finance
Board, IDR (Duke Manufacturing
Company Project) (LOC; Bank of
America)	0.34	6/7/13	500,000	a,d	500,000
Missouri Environmental Improvement
and Energy Resources
Authority, Water Pollution
Control and Drinking Water
Revenue (State Revolving Fund
Programs - Master Trust)	5.38	7/1/13	225,000		225,946
Springfield Industrial Development
Authority, MFHR, Refunding
(Pebblecreek Apartments
Project) (LOC; FHLB)	0.24	6/7/13	305,000	a	305,000

Nevada--3.7%
Clark County,
Airport System Junior
Subordinate Lien Revenue	2.00	7/1/13	3,000,000		3,003,882

New Hampshire--3.8%

New Hampshire Business Finance
Authority, Industrial Facility
Revenue (Luminescent Systems,
Inc. Issue) (LOC; HSBC Bank
USA)	0.40	6/7/13	1,000,000	a,d	1,000,000
New Hampshire Business Finance
Authority, Revenue (Huggins
Hospital Issue) (LOC; TD Bank)	0.10	6/3/13	1,600,000	a	1,600,000
New Hampshire Health and Education
Facilities Authority, Revenue
(University System of New
Hampshire Issue) (Liquidity
Facility; U.S. Bank NA)	0.08	6/3/13	500,000	a	500,000

New Jersey--1.8%
Paterson,
GO Notes, BAN (General
Improvement and Tax Appeal)	1.50	6/6/13	1,000,000		1,000,034
Wood-Ridge Borough,
GO Notes, BAN	1.00	8/19/13	500,000		500,543

New York--1.9%
Syracuse Industrial Development
Agency, Civic Facility Revenue
(Community Development
Properties - Vanderbilt/Larned
Project) (LOC; M&T Trust)	0.18	6/7/13	1,515,000	a	1,515,000

Ohio--2.5%
Dayton City School District,
School Facilities Construction
and Improvement Unlimited Tax
GO Notes, Refunding	0.75	10/15/13	1,000,000		1,001,665
Union Township,
GO Notes, Refunding, BAN
(Various Purpose)	1.00	9/11/13	1,000,000		1,001,530

Pennsylvania--13.6%

Deutsche Bank Spears/Lifers Trust
(Series DBE-1021)
(Pennsylvania Higher Education
Facilities Authority, Revenue
(Student Association, Inc.
Student Housing Project at
California University of
Pennsylvania) (Liquidity	0.22	6/7/13	1,000,000 a,b,c		1,000,000
Facility; Deutsche Bank AG and
LOC; Deutsche Bank AG)
Montgomery County Industrial
Development Authority, Revenue
(Recigno Laboratories, Inc.
Project) (LOC; Wells Fargo
Bank)	0.33	6/7/13	1,600,000	a,d	1,600,000
Pennsylvania Economic Development
Financing Authority, EDR (Gish
Logging, Inc. Project) (LOC;
PNC Bank NA)	0.24	6/7/13	400,000	a,d	400,000
Pennsylvania Economic Development
Financing Authority, EDR (Paul
Klinge A/S Project) (LOC; PNC
Bank NA)	0.24	6/7/13	500,000	a,d	500,000
Pennsylvania Economic Development
Financing Authority, Revenue
(Evergreen Community Power
Facility) (LOC; M&T Trust)	0.27	6/7/13	5,000,000	a	5,000,000
Pennsylvania Intergovernmental
Cooperation Authority, Special
Tax Revenue, Refunding (City
of Philadelphia Funding
Program)	5.00	6/15/13	500,000		501,013
Philadelphia Authority for
Industrial Development,
Revenue (The Philadelphia
Protestant Home Project) (LOC;
Bank of America)	0.26	6/7/13	2,000,000	a	2,000,000

Rhode Island--1.9%
Rhode Island Housing and Mortgage
Finance Corporation, MFMR
(Smith Building Development)
(LOC; FHLB)	0.48	6/7/13	1,585,000	a	1,585,000

South Carolina--1.8%
Columbia,
Waterworks and Sewer System
Revenue (LOC; U.S. Bank NA)	0.10	6/3/13	1,000,000	a	1,000,000
South Carolina,
GO State Highway Bonds	4.00	8/1/13	500,000		503,153

Tennessee--5.0%
Sevier County Public Building
Authority, Local Government
Public Improvement Revenue
(LOC; Bank of America)	0.17	6/7/13	4,100,000	a	4,100,000

Texas--13.1%
Atascosa County Industrial
Development Corporation, PCR,
Refunding (San Miguel Electric
Cooperative, Inc. Project)
(LOC; National Rural Utilities
Cooperative Finance
Corporation)	0.20	6/7/13	1,000,000	a	1,000,000
El Paso Independent School
District, Unlimited Tax School
Building Bonds (Liquidity
Facility; JPMorgan Chase Bank
and LOC; Permanent School Fund
Guarantee Program)	0.23	6/12/13	3,100,000		3,100,000
Harris County Cultural Education
Facilities Finance
Corporation, HR (Texas
Children's Hospital Project)
(Citigroup ROCS, Series RR II

R-11821) (Liquidity Facility;
Citibank NA)	0.18	6/7/13	1,000,000 a,b,c		1,000,000
Jefferson County Industrial
Development Corporation,
Hurricane Ike Disaster Area
Revenue (Jefferson Refinery,
L.L.C. Project) (LOC; Branch
Banking and Trust Co.)	0.45	6/25/13	2,900,000		2,900,000
Texas,
TRAN	2.50	8/30/13	1,500,000		1,508,411
Tomball Hospital Authority,
HR, Refunding	5.00	7/1/13	730,000		732,773
University of Texas System Board
of Regents, Financing System
Revenue	5.00	8/15/13	400,000		403,813

Virginia--2.8%
Brunswick County Industrial
Development Authority, Exempt
Facility Revenue (Aegis Waste
Solutions, Inc. Project) (LOC;
Bank of America)	0.31	6/7/13	700,000	a	700,000
Hanover County Industrial
Development Authority, IDR
(Virginia Iron and Metal
Company Inc., Project) (LOC;
Branch Banking and Trust Co.)	0.22	6/7/13	1,565,000	a,d	1,565,000

Washington--3.1%
Port of Chehalis Industrial
Development Corporation,
Industrial Revenue (JLT
Holding, LLC Project) (LOC;
Wells Fargo Bank)	0.28	6/7/13	2,075,000	a,d	2,075,000
Washington Housing Finance
Commission, Nonprofit Revenue
(District Council Number Five
Apprenticeship and Training

Trust Fund Project) (LOC;
Wells Fargo Bank)	0.23	6/7/13	475,000	a	475,000

Wisconsin--6.0%
Waupaca,
IDR (Gusmer Enterprises, Inc.
Project) (LOC; Wells Fargo
Bank)	0.33	6/7/13	2,010,000	a,d	2,010,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Mequon Jewish Campus, Inc.
Project) (LOC; JPMorgan Chase
Bank)	0.21	6/7/13	2,880,000	a	2,880,000

Total Investments (cost $81,800,068)			100.2%		81,800,068
Liabilities, Less Cash and Receivables			(.2%)		(127,747)
Net Assets			100.0%		81,672,321

a Variable rate demand note - rate shown is the interest rate in effect at May 31, 2013. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2013, these securities amounted to $4,000,000 or 4.9% of net assets.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).
d At May 31, 2013, the fund had $22,495,000 or 27.5% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from industrial revenue.

At May 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes

BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The following is a summary of the inputs used as of May 31, 2013 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	81,800,068
Level 3 - Significant Unobservable Inputs	-
Total	81,800,068

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board of Trustees.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for

identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus High Yield Municipal Bond Fund
May 31, 2013 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.9%	Rate (%)	Date	Amount ($)	Value ($)
Alabama--2.2%
Birmingham Water Works Board,
Water Revenue	5.00	1/1/23	1,500,000	1,731,225
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/20	2,500,000	2,497,825
Alaska--2.4%
Northern Tobacco Securitization
Corporation of Alaska, Tobacco
Settlement Asset-Backed Bonds	5.00	6/1/32	1,000,000	932,030
Northern Tobacco Securitization
Corporation of Alaska, Tobacco
Settlement Asset-Backed Bonds	5.00	6/1/46	4,150,000	3,689,267
Arizona--5.9%
Mohave County Industrial
Development Authority,
Correctional Facilities
Contract Revenue (Mohave
Prison, LLC Expansion Project)	8.00	5/1/25	3,000,000	3,803,820
Pima County Industrial Development
Authority, Education
Facilities Revenue (Sonoran
Science Academy Tucson Project)	5.75	12/1/37	2,750,000	2,572,185
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.63	7/1/38	3,000,000	2,946,450
Salt Verde Financial Corporation,
Senior Gas Revenue	5.00	12/1/37	2,000,000	2,213,780
California--7.3%
California,
GO (Various Purpose)	6.50	4/1/33	2,000,000	2,465,240

California Municipal Finance
Authority, Revenue
(Southwestern Law School)	6.50	11/1/31	1,000,000		1,203,690
California State Public Works
Board, LR (Various Capital
Projects)	5.13	10/1/31	1,000,000		1,100,960
California Statewide Communities
Development Authority, Revenue
(Bentley School)	7.00	7/1/40	1,075,000		1,226,693
California Statewide Communities
Development Authority, Revenue
(Bentley School)	0.00	7/1/50	335,000	a	15,320
Chula Vista,
IDR (San Diego Gas and
Electric Company)	5.88	2/15/34	1,000,000		1,192,800
San Buenaventura,
Revenue (Community Memorial
Health System)	7.50	12/1/41	1,500,000		1,827,390
San Francisco City and County
Redevelopment Agency Community
Facilities District Number 6,
Special Tax Revenue (Mission
Bay South Public Improvements)	5.00	8/1/21	800,000		908,272
San Francisco City and County
Redevelopment Financing
Authority, Tax Allocation
Revenue (Mission Bay South
Redevelopment Project)	6.63	8/1/39	2,000,000		2,260,260
Tobacco Securitization Authority
of Southern California,
Tobacco Settlement
Asset-Backed Bonds (San Diego
County Tobacco Asset
Securitization Corporation)	5.00	6/1/37	2,200,000		2,043,338
Colorado--.6%
The Plaza Metropolitan District
Number 1, Revenue	5.00	12/1/18	1,000,000		1,120,630
Connecticut--1.5%
Connecticut Development Authority,
Water Facilities Revenue

(Aquarion Water Company of
Connecticut Project)	5.50	4/1/21	1,500,000		1,731,165
Connecticut Resources Recovery
Authority, Special Obligation
Revenue (American REF-FUEL
Company of Southeastern
Connecticut Project)	6.45	11/15/22	1,235,000		1,237,112
Florida--5.8%
Citizens Property Insurance
Corporation, Personal Lines
Account/Commercial Lines
Account Senior Secured Revenue	5.00	6/1/22	1,000,000		1,177,740
Jacksonville Economic Development
Commission, Health Care
Facilities Revenue (Florida
Proton Therapy Institute
Project)	6.25	9/1/27	1,000,000	b	1,116,450
Martin County Industrial
Development Authority, IDR
(Indiantown Cogeneration, L.P.
Project)	4.20	12/15/25	1,000,000		1,005,740
Miami-Dade County,
Subordinate Special Obligation
Revenue	5.00	10/1/37	2,000,000		2,177,980
Mid-Bay Bridge Authority,
Springing Lien Revenue	7.25	10/1/34	1,500,000		1,875,705
Palm Bay,
Educational Facilities Revenue
(Patriot Charter School
Project)	7.00	7/1/36	4,000,000	c	1,199,360
Saint Johns County Industrial
Development Authority, Revenue
(Presbyterian Retirement
Communities Project)	5.88	8/1/40	2,500,000		2,754,250
Georgia--2.1%
Atlanta,
Airport General Revenue	5.00	1/1/27	2,000,000		2,218,620
Atlanta,
Water and Wastewater Revenue	6.00	11/1/27	1,500,000		1,819,830
Hawaii--.8%

Kuakini Health System,
Special Purpose Revenue	6.38	7/1/32	1,500,000	1,501,935
Illinois--6.2%
Chicago,
General Airport Third Lien
Revenue (Chicago O'Hare
International Airport)	5.63	1/1/35	1,240,000	1,419,912
Harvey,
GO	5.63	12/1/32	4,000,000	3,905,200
Illinois,
GO	5.00	4/1/23	1,500,000	1,693,425
Illinois,
GO	5.00	8/1/24	1,000,000	1,112,220
Illinois Finance Authority,
Revenue (Sherman Health
Systems)	5.50	8/1/37	1,500,000	1,622,850
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	6.00	6/1/28	1,000,000	1,194,300
University of Illinois Board of
Trustees, Auxiliary Facilities
System Revenue	5.50	4/1/31	1,000,000	1,137,040
Indiana--.8%
Indiana Finance Authority,
Midwestern Disaster Relief
Revenue (Ohio Valley Electric
Corporation Project)	5.00	6/1/39	1,500,000	1,583,415
Iowa--1.7%
Iowa Finance Authority,
Midwestern Disaster Area
Revenue (Iowa Fertilizer
Company Project)	5.25	12/1/25	2,250,000	2,323,372
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds	5.60	6/1/34	1,000,000	998,780
Kansas--.7%
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed
Securities Program)

(Collateralized: FNMA and GNMA)	5.70	12/1/35	465,000		485,581
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FNMA and GNMA)	6.25	12/1/35	730,000		782,202
Louisiana--4.6%
Lakeshore Villages Master
Community Development
District, Special Assessment
Revenue	5.25	7/1/17	4,867,000	c	1,949,331
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.75	11/1/32	1,500,000		1,703,760
Louisiana Public Facilities
Authority, Revenue (SUSLA
Facilities, Inc. Project)	5.75	7/1/39	4,000,000	b	3,925,600
Louisiana Stadium and Exposition
District, Senior Revenue	5.00	7/1/36	1,300,000		1,421,069
Maine--1.0%
Maine Health and Higher
Educational Facilities
Authority, Revenue
(MaineGeneral Medical Center
Issue)	7.50	7/1/32	1,500,000		1,889,655
Maryland--1.7%
Maryland Economic Development
Corporation, Port Facilities
Revenue (CNX Marine Terminals
Inc. Port of Baltimore
Facility)	5.75	9/1/25	3,000,000		3,326,370
Michigan--8.6%
Charyl Stockwell Academy,
COP	5.90	10/1/35	2,080,000		1,931,488
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.50	7/1/33	1,500,000		1,830,270
Detroit,

Water Supply System Senior
Lien Revenue	5.00	7/1/31	1,000,000	1,050,470
Detroit Water and Sewerage
Department, Senior Lien Sewage
Disposal System Revenue	5.25	7/1/39	1,000,000	1,067,290
Kent Hospital Finance Authority,
Revenue (Metropolitan Hospital
Project)	6.00	7/1/35	2,000,000	2,114,420
Lansing Board of Water and Light,
Utility System Revenue	5.50	7/1/41	1,500,000	1,726,110
Michigan Strategic Fund,
LOR (State of Michigan
Cadillac Place Office Building
Project)	5.00	10/15/19	1,300,000	1,523,574
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21	3,285,000	3,278,496
Royal Oak Hospital Finance
Authority, HR (William
Beaumont Hospital Obligated
Group)	8.25	9/1/39	2,000,000	2,529,900
Minnesota--1.0%
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	5.75	11/15/21	1,750,000	1,893,657
Mississippi--.5%
Mississippi Home Corporation,
SFMR (Collateralized: FNMA and
GNMA)	6.25	12/1/32	970,000	1,015,813
Nebraska--1.2%
Nebraska Public Power District,
General Revenue	5.00	1/1/33	2,000,000	2,245,140
New Jersey--5.8%
Burlington County Bridge
Commission, EDR (The
Evergreens Project)	5.63	1/1/38	1,000,000	1,033,950
New Jersey Economic Development
Authority, IDR (Newark Airport

Marriott Hotel Project)	7.00	10/1/14	1,510,000		1,517,339
New Jersey Economic Development
Authority, Special Facility
Revenue (Continental Airlines,
Inc. Project)	5.13	9/15/23	1,000,000		1,073,110
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; AMBAC)	5.25	12/15/22	1,545,000		1,877,036
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	0.00	6/1/41	4,000,000	a	203,880
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/41	6,360,000		5,651,687
New Mexico--1.5%
Farmington,
PCR (Public Service Company of
New Mexico San Juan Project)	6.25	6/1/40	2,200,000		2,501,070
New Mexico Mortgage Finance
Authority, Single Family
Mortgage Program Revenue
(Collateralized: FHLMC, FNMA
and GNMA)	6.15	7/1/35	340,000		359,924
New York--3.6%
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	8.00	8/1/28	1,000,000		1,164,630
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.25	12/1/37	4,000,000		4,413,440
Niagara Area Development
Corporation, Solid Waste
Disposal Facility Revenue
(Covanta Energy Project)	5.25	11/1/42	1,500,000		1,531,785
North Carolina--.6%

North Carolina Medical Care
Commission, Health Care
Facilities First Mortgage
Revenue (Deerfield Episcopal
Retirement Community)	6.13	11/1/38	1,000,000		1,084,550
Ohio--1.4%
Muskingum County,
Hospital Facilities Revenue
(Genesis HealthCare System
Obligated Group Project)	5.00	2/15/21	1,000,000		1,082,930
Southeastern Ohio Port Authority,
Hospital Facilities
Improvement Revenue (Memorial
Health System Obligated Group
Project)	6.00	12/1/42	1,500,000		1,655,295
Oregon--.6%
Warm Springs Reservation
Confederated Tribes,
Hydroelectric Revenue (Pelton
Round Butte Project)	6.38	11/1/33	1,000,000		1,142,310
Pennsylvania--3.4%
Chester County Industrial
Development Authority, Revenue
(Avon Grove Charter School
Project)	6.38	12/15/37	1,020,000		1,078,630
JPMorgan Chase Putters/Drivers
Trust ) (Series 3916)
(Geisinger Authority, Health
System Revenue (Geisinger
Health System))	5.13	6/1/35	2,000,000	b,d	2,208,180
Montgomery County Higher Education
and Health Authority, First
Mortgage Improvement Revenue
(American Health
Foundation/Montgomery, Inc.
Project)	6.88	4/1/36	2,000,000		2,141,300
Pennsylvania Economic Development
Financing Authority, Sewage
Sludge Disposal Revenue
(Philadelphia Biosolids
Facility Project)	6.25	1/1/32	1,000,000		1,129,980

Texas--10.1%
Austin Convention Enterprises,
Inc., Convention Center Hotel
First Tier Revenue (Insured;
XLCA)	5.25	1/1/18	1,000,000	1,085,800
Clifton Higher Education Finance
Corporation, Education Revenue
(Uplift Education)	6.00	12/1/30	1,000,000	1,141,700
Dallas and Fort Worth,
Joint Improvement Revenue
(Dallas/Fort Worth
International Airport)	5.00	11/1/42	2,500,000	2,578,725
Dallas-Fort Worth International
Airport Facility Improvement
Corporation, Revenue (Learjet
Inc. Project)	6.15	1/1/16	1,000,000	1,001,780
Gulf Coast Industrial Development
Authority, SWDR (CITGO
Petroleum Corporation Project)	4.88	5/1/25	1,000,000	1,027,340
Houston,
Airport System Special
Facilities Revenue
(Continental Airlines, Inc.
Terminal Improvement Projects)	6.50	7/15/30	1,500,000	1,710,885
Houston Convention and
Entertainment Facilities
Department, Hotel Occupancy
Tax and Special Revenue	5.00	9/1/31	1,000,000	1,068,530
La Vernia Higher Education Finance
Corporation, Education Revenue
(Knowledge is Power Program,
Inc.)	6.25	8/15/39	2,250,000	2,601,810
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty
Corporation)	5.75	1/1/40	1,175,000	1,342,379
North Texas Tollway Authority,
Second Tier System Revenue	6.13	1/1/31	3,700,000	4,059,270
Texas Public Finance Authority,
Charter School Finance

Corporation, Education Revenue
(Burnham Wood Charter School
Project)	6.25	9/1/36	2,250,000	2,302,155
Vermont--.5%
Burlington,
Airport Revenue	3.50	7/1/18	1,000,000	996,300
Virginia--1.5%
Washington County Industrial
Development Authority, HR
(Mountain States Health
Alliance)	7.25	7/1/19	2,675,000	2,994,341
Washington--4.5%
Kitsap County Consolidated Housing
Authority, Housing Revenue
(Pooled Tax Credit Projects)	5.50	6/1/27	1,420,000	1,343,107
Kitsap County Consolidated Housing
Authority, Housing Revenue
(Pooled Tax Credit Projects)	5.60	6/1/37	1,500,000	1,429,695
Seattle,
Water System Revenue	5.00	9/1/24	2,580,000	3,117,104
Snohomish County Housing
Authority, Revenue (Whispering
Pines Apartments Project)	5.60	9/1/25	1,675,000	1,625,755
Snohomish County Housing
Authority, Revenue (Whispering
Pines Apartments Project)	5.75	9/1/30	1,250,000	1,202,300
West Virginia--1.5%
West Virginia University Board of
Governors, University
Improvement Revenue (West
Virginia University Projects)	5.00	10/1/36	2,500,000	2,829,700
Wisconsin--1.3%
Public Finance Agency,
Senior Airport Facilities
Revenue (Transportation
Infrastructure Properties, LLC
Obligated Group)	5.00	7/1/42	2,500,000	2,592,275
U.S. Related--6.0%
Guam Waterworks Authority,

Water and Wastewater System
Revenue	5.63	7/1/40	1,765,000	1,873,230
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	5.00	7/1/33	3,105,000	2,959,220
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/24	1,000,000	1,024,900
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/42	1,500,000	1,436,790
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue	6.25	7/1/22	2,000,000	2,192,120
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	2,000,000	2,207,940
Total Investments (cost $182,040,851)			98.9%	192,843,949
Cash and Receivables (Net)			1.1%	2,134,811
Net Assets			100.0%	194,978,760

a Security issued with a zero coupon. Income is recognized through the accretion of discount.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2013, these securities were valued at $7,250,230 or 3.7% of net assets.
c Non-income producing--security in default.
d Collateral for floating rate borrowings.

At May 31, 2013, net unrealized appreciation on investments was $10,803,098 of which $18,138,147 related to appreciated investment securities and $7,335,049 related to depreciated investment securities. At May 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement

CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option
Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency

SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The following is a summary of the inputs used as of May 31, 2013 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	191,644,589	1,199,360	192,843,949

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of
Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and
general market conditions. All preceding securities are categorized as
Level 2 in the hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level
2 or 3 depending on the relevant inputs used.
For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as
Level 3 in the hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	July 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	July 24, 2013

By: /s/ James Windels
James Windels Treasurer
Date:	July 24, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)